other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 335	$ 342
Additions	75	136
Amortization	(67)	(135)
Balance, end of period	343	343
Current	233	233
Non-current	110	110	$ 109
Total	343	343	342
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	329	336
Additions	75	135
Amortization	(67)	(134)
Balance, end of period	337	337
Current	230	230
Non-current	107	107
Total	337	337	336
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	6	6
Additions		1
Amortization		(1)
Balance, end of period	6	6
Current	3	3
Non-current	3	3
Total	$ 6	$ 6	$ 6